Operating Segments	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Operating Segments
14.	Operating segments

The Bank’s businesses are grouped into four business lines: Canadian Banking, International Banking, Global Wealth Management and Global Banking and Markets.
The Other segment includes Group Treasury, investments in certain associated corporations, smaller operating segments, intersegment elimination, corporate expenses and other corporate items which are not allocated to a business line.
The accounting policies used in these segments are generally consistent with those followed in the preparation of the consolidated financial statements as disclosed in Note 3.
Effective Q1 2026, the Bank no longer analyzes business segment revenues on a taxable equivalent basis (TEB). Under the TEB methodology, tax-exempt income earned on certain securities reported in either net interest income or non-interest income was grossed up to an equivalent before tax basis. It also grossed up net income from associated corporations to normalize the effective tax rate in the business lines. Corresponding increases were made to the income tax expense; hence, there was no impact on the segment’s net income. The elimination of the TEB gross-up was recorded in the Other segment, resulting in no impact on the consolidated results. The TEB gross-up recorded in the business segments has significantly decreased in recent quarters as the Bank no longer claims the dividend received deduction on Canadian shares, following the enactment of Bill C-59 in January 2024. Prior period results have not been restated and include a TEB gross-up of
$8
for the three months ended July 31, 2025 and
$25
for the nine months ended July 31, 2025, impacting the International Banking business segment.

	For the three months ended July 31, 2026
($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other	Total
Net interest income (1)	$2,837	$2,192	$331	$470	$36	$5,866
Non-interest income (2)(3)	809	756	1,566	1,544	(6)	4,669
Total revenues	3,646	2,948	1,897	2,014	30	10,535
Provision for credit losses	498	522	6	53	–	1,079
Depreciation and amortization	136	122	46	56	38	398
Other non-interest expenses	1,538	1,331	1,148	1,068	73	5,158
Income tax expense	403	207	179	190	(32)	947
Net income	$1,071	$766	$518	$647	$(49)	$2,953
Net income attributable to non-controlling interests in subsidiaries	$–	$41	$3	$–	$1	$45
Net income attributable to equity holders of the Bank	$1,071	$725	$515	$647	$(50)	$2,908
Average assets ($ billions)	$477	$215	$43	$617	$233	$1,585
Average liabilities ($ billions)	$375	$177	$58	$607	$278	$1,495
(1)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(2)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(3)	Includes income from associated corporations for Canadian Banking – $(3), International Banking – $65, GBM – $1, and Other – $159.

	For the three months ended April 30, 2026
($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other	Total
Net interest income (1)	$2,703	$2,094	$306	$389	$29	$5,521
Non-interest income (2)(3)	780	765	1,454	1,203	114	4,316
Total revenues	3,483	2,859	1,760	1,592	143	9,837
Provision for credit losses	575	599	4	38	1	1,217
Depreciation and amortization	142	124	47	59	38	410
Other non-interest expenses	1,478	1,246	1,069	906	80	4,779
Income tax expense	353	154	164	132	(4)	799
Net income	$935	$736	$476	$457	$28	$2,632
Net income attributable to non-controlling interests in subsidiaries	$–	$35	$2	$–	$–	$37
Net income attributable to equity holders of the Bank	$935	$701	$474	$457	$28	$2,595
Average assets ($ billions)	$475	$211	$41	$568	$222	$1,517
Average liabilities ($ billions)	$374	$170	$55	$556	$274	$1,429
(1)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(2)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(3)	Includes income from associated corporations for Canadian Banking – $(2), International Banking – $65, and Other – $159.

	For the three months ended July 31, 2025
($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other	Total
Net interest income (1)	$2,641	$2,245	$266	$350	$(9)	$5,493
Non-interest income (2)(3)	730	758	1,338	1,180	(13)	3,993
Total revenues	3,371	3,003	1,604	1,530	(22)	9,486
Provision for credit losses	456	562	4	19	–	1,041
Depreciation and amortization	137	119	48	65	36	405
Other non-interest expenses	1,459	1,392	982	829	22	4,684
Income tax expense	361	219	150	144	(45)	829
Net income	$958	$711	$420	$473	$(35)	$2,527
Net income attributable to non-controlling interests in subsidiaries	$–	$41	$3	$–	$36	$80
Net income attributable to equity holders of the Bank	$958	$670	$417	$473	$(71)	$2,447
Average assets ($ billions)	$463	$223	$39	$493	$228	$1,446
Average liabilities ($ billions)	$381	$173	$50	$513	$243	$1,360
(1)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(2)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in
Glob
al Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(3)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $(2), International Banking – $39, and Other – $120.

	For the nine months ended July 31, 2026
($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other		Total
Net interest income (1)	$8,274	$6,432	$941	$1,257	$65		$16,969
Non-interest income (2)(3)	2,369	2,336	4,517	4,117	(290	) (4)	13,049
Total revenues	10,643	8,768	5,458	5,374	(225)		30,018
Provision for credit losses	1,649	1,657	14	151	1		3,472
Depreciation and amortization	415	364	138	168	108		1,193
Other non-interest expenses	4,494	3,919	3,318	2,933	187	(4)	14,851
Income tax expense	1,119	589	510	474	(74)		2,618
Net income	$2,966	$2,239	$1,478	$1,648	$(447)		$7,884
Net income attributable to non-controlling interests in subsidiaries	$–	$96	$8	$(1)	$(9)		$94
Net income attributable to equity holders of the Bank	$2,966	$2,143	$1,470	$1,649	$(438)		$7,790
Average assets ($ billions)	$475	$215	$42	$577	$224		$1,533
Average liabilities ($ billions)	$376	$173	$56	$571	$268		$1,444
(1)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(2)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(3)	Includes income from associated corporations for Canadian Banking – $(14), International Banking – $178, GBM – $1, and Other – $468.
(4)	Includes the loss related to the sale of the banking operations in Colombia, Costa Rica and Panama. Refer to Note 19 for further details.

	For the nine months ended July 31, 2025
($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other	Total
Net interest income (1)	$7,812	$6,593	$744	$1,037	$(250)	$15,936
Non-interest income (2)(3)	2,206	2,399	3,980	3,545	(128)	12,002
Total revenues	10,018	8,992	4,724	4,582	(378)	27,938
Provision for credit losses	1,799	1,714	10	77	1	3,601
Depreciation and amortization	412	364	143	194	88	1,201
Other non-interest expenses	4,376	4,223	2,906	2,469	1,515 (4)	15,489
Income tax expense	947	580	435	440	(307)	2,095
Net income	$2,484	$2,111	$1,230	$1,402	$(1,675)	$5,552
Net income attributable to non-controlling interests in subsidiaries	$–	$114	$7	$(1)	$(138)	$(18)
Net income attributable to equity holders of the Bank	$2,484	$1,997	$1,223	$1,403	$(1,537)	$5,570
Average assets ($ billions)	$461	$227	$38	$502	$230	$1,458
Average liabilities ($ billions)	$383	$175	$47	$513	$255	$1,373
(1)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(2)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(3)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $20, International Banking – $112, and Other – $297.
(4)	Includes the impairment loss related to the announced sale of the banking operations in Colombia, Costa Rica and Panama. Refer to Note 19 for further details.